VANECK CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 100.7%
United States Treasury Obligations: 96.1%
United States Treasury Bill
0.00%, 04/25/23 ^	$20,000	$19,940,333
0.00%, 05/02/23 (a) ^	51,000	50,801,040
0.00%, 06/15/23	36,000	35,662,266
0.01%, 05/23/23 (a)	39,000	38,741,950
3.88%, 04/06/23	10,000	9,994,612
4.34%, 04/04/23 (a)	42,000	41,985,223
4.54%, 05/09/23	40,000	39,808,206
4.57%, 05/30/23 (a)	50,000	49,625,186
4.59%, 04/11/23 (a)	13,000	12,983,443
4.59%, 05/11/23 (a)	40,000	39,796,111
4.65%, 06/08/23 (a)	48,000	47,599,248
4.73%, 06/13/23 (a)	45,000	44,596,121
4.74%, 07/25/23	45,000	44,337,749
4.77%, 06/20/23	32,000	31,679,056
4.95%, 06/27/23 (a)	52,000	51,437,985
		558,988,529
	Number of Shares	Value
Money Market Fund: 4.6%
Invesco Treasury Portfolio - Institutional Class	26,786,598	$26,786,598
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $585,619,862)		585,775,127

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $4,603)
State Street Navigator Securities Lending Government Money Market Portfolio	4,603	4,603
Total Short-Term Investments: 100.7% (Cost: $585,624,465)		585,779,730
Liabilities in excess of other assets: (0.7)%		(4,111,127)
NET ASSETS: 100.0%		$581,668,603

Total Return Swap Contracts
Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Depreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Index Total Return	$585,637,000	5.22%	Monthly	04/05/23	$(8,503,492)	1.2%

Footnotes:

^	Zero Coupon Bond
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $118,294,476.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 3-Month T-Bill rate + 0.40%.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government Activity	95.4%	$558,988,529
Money Market Fund	4.6	26,786,598
	100.0%	$585,775,127
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